UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG Funds I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30

Date of reporting period: OCTOBER 1, 2018 – MARCH 31, 2019

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

March 31, 2019

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Class N: BWAFX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary or, if you invest directly with the Fund, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1.800.548.4539 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Fund.

amgfunds.com	033119 SAR075

AMG Funds

Semi-Annual Report — March 31, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS, ROSES AND THORNS AND SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9
Balance sheet, net asset value (NAV) per share computation and cumulative distributable earnings (loss)

Statement of Operations	10
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	11
Detail of changes in assets for the past two fiscal periods

Financial Highlights	12
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	13
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Managers Brandywine Advisors Mid Cap Growth Fund

DEAR FELLOW SHAREHOLDER:

Superlatives, with qualifiers, continued to define the stock market in the early months of 2019 as history’s longest bull market resumed with gusto after surrendering to gravity late last year. The worst quarter for stocks since 2011, the fourth quarter of 2018, was followed by their best quarter in nearly a decade in the three months through March.

AMG Managers Brandywine Advisors Mid Cap Growth Fund rose 20.25 percent in the March quarter. The S&P 500®, Russell Midcap® and Russell Midcap® Growth Indexes gained 13.65, 16.54 and 19.62 percent, respectively.

The S&P 500® Index posted its strongest quarterly return since the second quarter of 2009, which represented the market’s first move higher after the wrenching downturn stemming from the 2008 financial crisis. While the most recent progression, from precipitous drop to rapid ascension, was similar on its surface, conditions surrounding the abrupt about-face were far from comparable.

The 2008 downturn occurred amid an extreme credit crunch that threatened systemic collapse on a global scale. The response from the U.S. Federal Reserve and other key central banks matched the magnitude of the emergency, sparking a surge in stocks fueled by renewed optimism. Events unfolded with a lot less drama this time around.

Oil was cause for concern in the last quarter of 2018, when a decline in its per-barrel price that exceeded one-third raised concerns about the economy. Those concerns were exacerbated by the commencement of a government shutdown, followed soon after by the president criticizing the Federal Reserve for increasing interest rates.

Remedies to last year’s troubles seemed to emerge as 2019 got under way. Oil prices climbed throughout the March quarter, eventually recovering into the range of oil’s average price for 2018. The government shutdown, which ultimately stretched 35 days, ended on January 25. Then, on March 20, the Federal Reserve announced a revised outlook, going from envisioning two rate hikes in 2019 to none.

The March-quarter mood was overtly positive. Brandywine Advisors gained ground in all eight economic sectors represented in its portfolio during the three months through March. The Fund outperformed its primary benchmark, the Russell Midcap® Growth Index, in three out of those eight sectors, but the outperformance in those sectors was pronounced enough to offset underperformance elsewhere to generate an overall relative performance advantage.

Technology holdings, which represented the largest portfolio position, contributed the most to absolute returns and the most to performance relative to the Fund’s benchmark. Software and service providers were standouts.

The Fund’s top holding from the sector, Trade Desk, reported 56 percent December-quarter revenue growth. The company, which provides technology that enables advertising campaigns across different media and devices, beat estimates by more than doubling year-over-year earnings. ServiceNow showed similar strength, exceeding December-quarter estimates with 120 percent earnings growth. Revenue for the provider of cloud-based workflow management computing solutions rose 31 percent.

Industrial holdings were also notable performers, contributing the fourth most to absolute performance and the second most to relative results. Alternative decking material company Trex Co. and business service provider Insperity were top contributors on the heels of expectation-beating earnings results. Trex and Insperity grew December-quarter earnings 54 and 27 percent.

Consumer discretionary holdings represented the third largest portfolio position and generated the second biggest contribution to total gains. Top contributors included Chipotle Mexican Grill and Five Below. Chipotle and Five Below exceeded December-quarter expectations with earnings growth of 28 and 31 percent. Still, consumer discretionary holdings detracted from performance versus the benchmark. Consumer product maker Helen of Troy declined amid uncertainty in its sales outlook.

Health care holdings comprised the second largest portfolio position and were the third greatest contributors to absolute results. They were also the biggest relative performance detractors. CryoPort, which provides logistics services for biologics used in the life sciences market, faced near-term margin pressure as the pace of ramping up operations at new facilities weighed on overall utilization. Vocera Communications lowered first-quarter guidance after word of the impending release of Smartbadge prompted customers to put off purchases of its predecessor in anticipation of the new product.

For more information on holdings that influenced December-quarter results, please see Roses & Thorns on page 6.

While the downturn in the waning months of 2018 showed an investor community on edge when it comes to threats to the market’s extended positive run, the that-was-then-this-is-now reaction to start 2019 indicated that investors remain quick to cast concerns aside when the balance appears to tip in their favor. This is more reason, we believe, to expect volatility to persist as the year moves on.

With that in mind, we’ll strive to take advantage of bouts of volatility as they arise by viewing price swings as opportunities to optimize entry points for companies we’re pursuing and exit points for holdings near their price targets. In the meantime, we’re excited about the earnings strength we continue to isolate at reasonable valuations.

Technology, health care and consumer discretionary holdings represent the largest portfolio positions at the start of the June quarter. For more information on portfolio characteristics, please see page 5.

We’re grateful for the opportunity to serve you, and we’re working hard to build on the recent progress in AMG Managers Brandywine Advisors Mid Cap Growth Fund.

Scott Gates

Chief Investment Officer

Friess Associates, LLC

2

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended March 31, 2019	Expense Ratio for the Period	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Expenses Paid During the Period*
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Based on Actual Fund Return
Class N	1.13%	$1,000	$953	$5.50
Based on Hypothetical 5% Annual Return
Class N	1.13%	$1,000	$1,019	$5.69

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

3

Fund Performance (unaudited)

Periods ended March 31, 2019

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended March 31, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Brandywine Advisors Mid Cap Growth Fund[2,3,4,5,6,7,8,9]
Class N	(4.66%)	8.33%	5.18%	7.77%
Russell Midcap® Growth Index[10]	0.49%	11.51%	10.89%	17.60%
Russell Midcap® Index[11]	(1.38%)	6.47%	8.81%	16.88%
S&P 500® Index[12]	(1.72%)	9.50%	10.91%	15.92%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of March 31, 2019. All returns are in U.S. dollars ($).

[2]

The Fund returns for all periods beginning prior to October 1, 2013, reflect performance of the predecessor fund, Brandywine Advisors Midcap Growth Fund, and was managed by Friess Associates, LLC with the same investment objectives and substantially similar investment policies.

[3]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[4]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[5]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[6]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[7]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[8]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[9]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[10]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[11]

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. Unlike the Fund, the Russell Midcap® Index is unmanaged, is not available for investment and does not incur expenses.

[12]

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Fund Snapshots (unaudited)

March 31, 2019

PORTFOLIO BREAKDOWN

Industry (Top Ten)	Brandywine Advisors Mid Cap Growth Fund[1]	Russell Midcap® Growth Index
Application Software	9.8%	8.4%
Communications Equipment	7.1%	1.0%
Life Sciences Tools & Services	6.5%	1.8%
Apparel Retail	5.0%	1.5%
Data Processing & Outsourced Services	4.8%	7.2%
Health Care Equipment	4.7%	4.5%
Footwear	4.7%	0.1%
Personal Products	4.6%	0.1%
Pharmaceuticals	4.3%	0.6%
Movies & Entertainment	4.3%	0.3%
Other Common Stock	37.7%	74.5%
Short-Term Investments	6.6%	0.0%
Other Assets	(0.1)%	0.0%

[1]	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets	% Change from Book Cost
PRA Health Sciences, Inc.	2.9	67.3
Ceridian HCM Holding, Inc.	2.9	56.1
Dollar Tree, Inc.	2.7	17.9
Deckers Outdoor Corp.	2.7	51.0
Lumentum Holdings, Inc.	2.7	14.2
Global Payments, Inc.	2.6	85.1
Foot Locker, Inc.	2.5	26.8
RingCentral, Inc., Class A	2.5	30.1
ServiceNow, Inc.	2.5	108.7
Tandem Diabetes Care, Inc.	2.5	36.7

Top Ten as a Group	26.5

PORTFOLIO MARKET CAPITALIZATION

ESTIMATED EARNINGS GROWTH RATE OF THE FUND’S INVESTMENTS

Forecasted Increase in Earnings Per Share 2019 vs 2018

Source: Consensus estimates from FactSet Research Systems Inc.

This is not a forecast of the Fund’s future performance. Earnings growth for a Fund holding does not guarantee a corresponding increase in the market value of the holding or the Fund.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Roses and Thorns (unaudited)

Quarter Ending March 31, 2019

$ Gain (in millions)	% Gain	Biggest $ Winners Reason for Move
$2.3	62.1%	Tandem Diabetes Care Inc. (TNDM)
		The developer of insulin delivery pumps for diabetics earned $0.06 per share, up from a loss of $1.23 per share in the year-ago period. The profit came as a surprise to analysts, whose consensus forecast predicted a $0.20 per share loss. Domestic and international sales growth took Wall Street similarly off guard, with Tandem’s 89 percent revenue increase exceeding expectations by more than one-third.
$2.2	70.7%	Trade Desk Inc. (TTD)
		The company, which provides technology that enables advertising campaigns across different media and devices, more than doubled December-quarter earnings, exceeding the consensus estimate by 38 percent. Revenue climbed 56 percent, driven in part by a 69 percent increase in mobile channel sales. The company provided guidance for investors to expect revenue to grow by at least one-third in 2019.
$1.4	48.7%	Ceridian HCM Holding Inc. (CDAY)
		The maker of human resource management software grew December-quarter revenue 10 percent, as revenue from its flagship cloud product, Dayforce, grew 34 percent. The company’s commercial customer base increased by 717 versus a year ago to 3,718. Operating profits increased 34 percent as the company’s gross profit margin expanded.
$1.2	45.9%	Smartsheet Inc. (SMAR)
		The company, which provides collaborative spreadsheet solutions and customizable forms for capturing information, exceeded December-quarter expectations for earnings and revenue. December-quarter revenue jumped by two-thirds. Smartsheet also lifted revenue guidance for 2019.
$1.2	39.6%	Chipotle Mexican Grill Inc. (CMG)
		The company, which operates quick-casual Mexican food restaurants throughout the U.S., grew December-quarter earnings 28 percent, exceeding the consensus estimate by 23 percent. Sales from online orders surged 66 percent. Enthusiasm surrounding initiatives spearheaded by new leadership, including menu innovation, loyalty rewards and delivery promotions, also contributed to share-price performance.

$ Loss (in millions)	% Loss	Biggest $ Losers Reason for Move
$0.7	21.1%	Cloudera Inc. (CLDR)
		The provider of cloud-based data management solutions exceeded expectations with 40 percent January-quarter revenue growth driven by strength in subscriptions. Uncertainty related to unexpected financial items, including deferred revenue writedowns, billing duration changes and one-time costs, compounded an earnings disappointment, weighing on shares.
$0.5	18.5%	Teladoc Health Inc. (TDOC)
		The company, which provides telehealth services by facilitating health care via mobile devices, the Internet, video and phone, grew December-quarter revenue 59 percent, exceeding expectations. Lower-than-expected revenue and earnings guidance raised concerns about the weaker-than-usual flu season and customer acquisition costs, respectively.
$0.5	17.5%	Covetrus Inc. (CVET)
		The provider of technology and services to veterinarians commenced operations as a standalone business after Henry Schein spun out its animal health business to combine it with Vets First Choice. Shares of the company, which is expected to generate more than $4 billion in annual revenue, began trading at a premium to animal health peers and lost ground from there.
$0.4	14.8%	Emergent BioSolutions, Inc. (EBS)
		The maker of medical countermeasures, such as vaccines and therapeutic antibodies, earned $0.75 per share in the December quarter, exceeding the consensus estimate by 17 percent. Emergent BioSolutions makes Narcan, and the company’s shares declined after competitor Purdue Pharma announced that its anti-opioid product in development received fast-track designation from regulators.
$0.3	11.1%	II-VI Inc. (IIVI)
		The maker of engineered materials and opto-electronic components used in industrial, communications, medical and other applications exceeded December-quarter estimates with 82 percent earnings growth. Revenue increased 22 percent. Shares declined when the company’s outlook for the upcoming quarter came in at the low end of analyst estimates.

All gains/losses are calculated on an average cost basis from December 31, 2018 through March 31, 2019.

This commentary reflects the viewpoints of Friess Associates, LLC as of March 31, 2019, and is not intended as a forecast or guarantee of future results.

6

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2019

Shares		Cost	Value
Common Stocks - 93.5%
Communication Services
	Interactive Media & Services - 2.1%
76,000	CarGurus, Inc.*,1	$2,820,832	$3,044,560
	Movies & Entertainment - 4.3%
11,250	The Madison Square Garden Co., Class A*	3,314,568	3,297,713
36,200	World Wrestling Entertainment, Inc., Class A1	3,318,650	3,141,436

Total Communication Services		9,454,050	9,483,709
	This sector is 0.3% above your Fund’s cost.
Consumer Discretionary
	Apparel Retail - 5.0%
160,842	American Eagle Outfitters, Inc.	3,349,576	3,565,867
62,344	Foot Locker, Inc.	2,980,620	3,778,047
	Apparel, Accessories & Luxury Goods - 2.0%
33,911	VF Corp.	2,756,918	2,947,205
	Automotive Retail - 2.4%
9,050	O’Reilly Automotive, Inc.*	3,332,105	3,514,115
	Footwear - 4.7%
114,550	Crocs, Inc.*	3,016,959	2,949,662
27,500	Deckers Outdoor Corp.*	2,676,979	4,042,225
	General Merchandise Stores - 2.7%
38,728	Dollar Tree, Inc.*	3,451,506	4,067,989
	Hotels, Resorts & Cruise Lines - 2.4%
31,150	Royal Caribbean Cruises, Ltd.	3,669,891	3,570,413

Total Consumer Discretionary		25,234,554	28,435,523
	This sector is 12.7% above your Fund’s cost.
Consumer Staples
	Household Products - 2.4%
50,450	Church & Dwight Co., Inc.	3,294,137	3,593,553
	Personal Products - 4.6%
299,300	Coty, Inc., Class A	3,427,180	3,441,950
20,500	The Estee Lauder Cos., Inc., Class A	2,739,003	3,393,775

Total Consumer Staples		9,460,320	10,429,278
	This sector is 10.2% above your Fund’s cost.
Health Care
	Biotechnology - 4.1%
50,142	Emergent BioSolutions, Inc.*,1	3,416,442	2,533,174
40,631	Exact Sciences Corp.*,1	2,806,831	3,519,457
	Health Care Equipment - 4.7%
57,348	Tandem Diabetes Care, Inc.*,1	2,663,070	3,641,598
106,800	Wright Medical Group, N.V. (Netherlands)*	3,076,589	3,358,860

Shares		Cost	Value
	Health Care Technology - 1.1%
28,738	Teladoc Health, Inc.*,1	$1,909,896	$1,597,833
	Life Sciences Tools & Services - 6.5%
20,500	Charles River Laboratories International, Inc.*	2,925,780	2,977,625
39,400	PRA Health Sciences, Inc.*	2,597,647	4,345,426
8,531	Thermo Fisher Scientific, Inc.	1,134,218	2,335,105
	Pharmaceuticals - 4.3%
106,815	Elanco Animal Health, Inc.*	3,296,112	3,425,557
115,533	Horizon Pharma PLC*	2,915,423	3,053,537

Total Health Care		26,742,008	30,788,172
	This sector is 15.1% above your Fund’s cost.
Industrials
	Airlines - 1.9%
56,075	Delta Air Lines, Inc.	2,663,125	2,896,274
	Trucking - 0.9%
16,394	LYFT, Inc., Class A*	1,318,055	1,283,486

Total Industrials		3,981,180	4,179,760
	This sector is 5.0% above your Fund’s cost.
Information Technology
	Application Software - 9.8%
82,450	Ceridian HCM Holding, Inc.*	2,708,828	4,229,685
35,000	RingCentral, Inc., Class A*	2,900,621	3,773,000
76,500	Smartsheet, Inc., Class A*,1	2,168,752	3,120,435
16,905	The Trade Desk, Inc., Class A*,1	1,601,353	3,346,345
	Communications Equipment - 7.1%
78,395	Ciena Corp.*	2,151,024	2,927,269
70,800	Lumentum Holdings, Inc.*,1	3,506,370	4,003,032
14,880	Palo Alto Networks, Inc.*	2,721,453	3,614,055
	Data Processing & Outsourced Services - 4.8%
57,976	Black Knight, Inc.*	1,508,143	3,159,692
28,555	Global Payments, Inc.	2,106,166	3,898,329
	Electronic Components - 1.8%
72,600	II-VI, Inc.*	3,042,707	2,703,624
	Electronic Equipment & Instruments - 2.0%
34,792	Keysight Technologies, Inc.*	2,136,569	3,033,862
	IT Consulting & Other Services - 2.4%
61,685	Booz Allen Hamilton Holding Corp.	2,715,808	3,586,366
	Semiconductors - 2.3%
41,533	Microchip Technology, Inc.	3,448,564	3,445,578
	Systems Software - 2.5%
15,297	ServiceNow, Inc.*	1,806,593	3,770,557

The accompanying notes are an integral part of these financial statements. 7

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Technology Hardware, Storage & Peripherals - 2.3%
154,300	Pure Storage, Inc., Class A*	$2,990,604	$3,362,197

Total Information Technology		37,513,555	51,974,026
	This sector is 38.5% above your Fund’s cost.
Materials
	Construction Materials - 2.4%
29,750	Vulcan Materials Co.	3,377,606	3,522,400
	This sector is 4.3% above your Fund’s cost.
Total Common Stocks		115,763,273	138,812,868

Principal Amount
Short-Term Investments - 6.6%
Commercial Paper - 5.7%
$8,500,000	Kroger Co., 2.57%, 04/01/19[2]	8,500,000	8,500,000
Joint Repurchase Agreements - 0.7%[3]
967,216	RBC Dominion Securities, Inc., dated 03/29/19, due 04/01/19, 2.650% total to be received $967,430 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 04/11/19 - 09/09/49, totaling $986,560)	967,216	967,216

Shares		Cost	Value
Other Investment Companies - 0.2%
94,332	Dreyfus Government Cash Management Fund, Institutional Shares, 2.34%[4]	$94,332	$94,332
94,331	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[4]	94,331	94,331
97,190	JPMorgan U.S. Government Money Market Fund, IM Shares, 2.39%[4]	97,190	97,190
	Total Other Investment Companies	285,853	285,853

Total Short-Term Investments		9,753,069	9,753,069
Total Investments - 100.1%		125,516,342	148,565,937
Other Assets, less Liabilities - (0.1%)			(217,589)
Total Net Assets - 100.0%			$148,348,348

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $14,553,816 or 9.8% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Represents yield to maturity at March 31, 2019.

[3]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$138,812,868	—	—	$138,812,868
Short-Term Investments
Commercial Paper	—	$8,500,000	—	8,500,000
Joint Repurchase Agreements	—	967,216	—	967,216
Other Investment Companies	285,853	—	—	285,853

Total Investments in Securities	$139,098,721	$9,467,216	—	$148,565,937

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended March 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 8

Statement of Assets and Liabilities (unaudited)

March 31, 2019

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Assets:
Investments at Value[1] (including securities on loan valued at $14,553,816)	$148,565,937
Receivable for investments sold	2,183,146
Dividend, interest and other receivables	52,833
Prepaid expenses and other assets	12,743
Total assets	150,814,659
Liabilities:
Payable upon return of securities loaned	967,216
Payable for investments purchased	1,318,054
Payable for Fund shares repurchased	62
Accrued expenses:
Investment advisory and management fees	110,010
Administrative fees	18,752
Distribution fees	500
Shareholder service fees	250
Professional fees	22,084
Other	29,383
Total liabilities	2,466,311
Net Assets	$148,348,348
[1] Investments at cost	$125,516,342
Net Assets Represent:
Paid-in capital	$132,340,193
Distributable earnings (loss)	16,008,155
Net Assets	$148,348,348
Class N:
Net Assets	$148,348,348
Shares outstanding	12,812,383
Net asset value, offering and redemption price per share	$11.58

The accompanying notes are an integral part of these financial statements. 9

Statement of Operations (unaudited)

For the six months ended March 31, 2019

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Investment Income:
Dividend income	$232,595
Interest income	99,770
Securities lending income	55,680
Total investment income	388,045
Expenses:
Investment advisory and management fees	599,012
Administrative fees	102,104
Distribution fees - Class N	4,197
Shareholder servicing fees - Class N	1,362
Professional fees	19,023
Registration fees	13,633
Custodian fees	12,739
Reports to shareholders	10,997
Trustee fees and expenses	5,720
Transfer agent fees	1,836
Miscellaneous	1,892
Total expenses	772,515
Net investment loss	(384,470)
Net Realized and Unrealized Loss:
Net realized gain on investments	1,489,867
Net change in unrealized appreciation/depreciation on investments	(8,371,136)
Net realized and unrealized loss	(6,881,269)
Net decrease in net assets resulting from operations	$(7,265,739)

The accompanying notes are an integral part of these financial statements. 10

Statements of Changes in Net Assets

For the six months ended March 31, 2019 (unaudited) and the fiscal year ended September 30, 2018

	AMG Managers Brandywine Advisors Mid Cap Growth Fund
	March 31, 2019	September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment loss	$(384,470)	$(626,152)
Net realized gain on investments	1,489,867	16,749,239
Net change in unrealized appreciation/depreciation on investments	(8,371,136)	10,192,093
Net increase (decrease) in net assets resulting from operations	(7,265,739)	26,315,180
Distributions to Shareholders:
Class N	(11,524,622)	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	11,572,592	(281,454)
Total increase (decrease) in net assets	(7,217,769)	26,033,726
Net Assets:
Beginning of period	155,566,117	129,532,391
End of period[2]	$148,348,348	$155,566,117

[1]	See Note 1(g) of the Notes to Financial Statements.
[2]	Net assets - End of year includes accumulated net investment loss of $(493,536) in 2018.

The accompanying notes are an integral part of these financial statements. 11

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended September 30,
	March 31, 2019
Class N	(unaudited)	2018	2017[1]	2016	2015	2014[2]
Net Asset Value, Beginning of Period	$13.42	$11.15	$9.35	$9.26	$9.59	$8.80
Income (loss) from Investment Operations:
Net investment income (loss)[3]	(0.03)	(0.05)	(0.06)	(0.03)	0.03 [4]	(0.05)
Net realized and unrealized gain (loss) on investments	(0.82)	2.32	1.86	0.12	(0.36)	0.84
Total income (loss) from investment operations	(0.85)	2.27	1.80	0.09	(0.33)	0.79
Less Distributions to Shareholders from:
Net realized gain on investments	(0.99)	—	—	—	—	—
Net Asset Value, End of Period	$11.58	$13.42	$11.15	$9.35	$9.26	$9.59
Total Return[5]	(4.66)%[6]	20.36%	19.25%	0.97%	(3.44)%	8.98%
Ratio of expenses to average net assets	1.13%[7]	1.13%	1.15%	1.15%	1.14%	1.12%
Ratio of net investment income (loss) to average net assets	(0.56)%[7]	(0.45)%	(0.62)%	(0.33)%	0.28%	(0.54)%
Portfolio turnover	102%[6]	167%	215%	195%	204%	249%
Net assets end of period (000’s) omitted	$148,348	$155,566	$129,532	$132,794	$143,205	$148,847

[1]	Effective October 1, 2016, the Fund’s shares were reclassified and redesignated to Class N shares.
[2]	At the start of business October 1, 2013, the Fund was reorganized into a fund of AMG Funds I.
[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.03).
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.

12

Notes to Financial Statements (unaudited)

March 31, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG Managers Brandywine Advisors Mid Cap Growth Fund (the “Fund”).

A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”), are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

13

Notes to Financial Statements (continued)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to a net operating loss write off. Temporary differences are primarily due to qualified late year ordinary losses and wash sales.

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net
$125,516,342	$24,982,408	$(1,932,813)	$23,049,595

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of March 31, 2019, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2018, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended September 30, 2019, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

14

Notes to Financial Statements (continued)

For the six months ended March 31, 2019 (unaudited) and the fiscal year ended September 30, 2018, the capital stock transactions by class for the Fund were as follows:

	March 31, 2019		September 30, 2018
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	29,411	$329,121	14,767	$177,132
Reinvestment of distributions	1,216,549	11,520,715	—	—
Cost of shares repurchased	(25,916)	(277,244)	(38,082)	(458,586)

Net increase (decrease)	1,220,044	$11,572,592	(23,315)	$(281,454)

At March 31, 2019, an affiliated shareholder of record individually owns 96% of the net assets of the Fund. Transactions by this shareholder may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2019, the market value of Repurchase Agreements outstanding was $967,216.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Friess Associates, LLC (“Friess”) and Friess Associates of Delaware, LLC (“Friess of Delaware”) who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended March 31, 2019, the Fund paid an investment management fee at the annual rate of 0.88% of the average daily net assets of the Fund.

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor for expense payments incurred up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares. The actual amount incurred for Class N shares was less than 0.01%.

The Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class N shares’ average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended March 31, 2019, was as follows:

15

Notes to Financial Statements (continued)

	Maximum Annual Amount Approved	Actual Amount Incurred
Class N	0.15%	0.00%[1]

[1]	Less than 0.005%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended March 31, 2019, the Fund neither borrowed from nor lent to other funds in the AMG Funds family. At March 31, 2019, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2019, were $134,810,719 and $138,554,889, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2019.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at March 31, 2019, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$14,553,816	$967,216	$13,473,520	$14,440,736

The following table summarizes the securities received as collateral for securities lending:

Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.750%	04/15/19-11/15/48

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

16

Notes to Financial Statements (continued)

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of March 31, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
RBC Dominion Securities, Inc.	$967,216	—	$967,216	$967,216	—

7. REGULATORY UPDATES

In August 2018, the FASB issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which is effective for periods starting after December 15, 2019. The primary focus of the update is to improve the effectiveness of ASC 820’s disclosure in the notes to financial statements. The Fund has early adopted these changes and there was no significant impact on the financial statements and accompanying notes.

Effective November 15, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statement of Assets and Liabilities and collapsing the distributions paid to shareholders on the Statements of Changes in Net Assets. The Fund has adopted these amendments and there was no significant impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require an additional disclosure in or adjustment of the Fund’s financial statements.

17

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

Friess Associates, LLC

P.O. Box 576

Jackson, Wyoming 83001

Friess Associates of Delaware, LLC

P.O. Box 4166

Greenville, DE 19807

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. The Fund’s Forms N-PORT-EX are available on the SEC’s website at sec.gov. To review a complete list of the Fund’s portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	21

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets

Equity

AMG GW&K Trilogy Emerging Wealth

Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap

Value

AMG River Road Dividend All Cap

Value II

AMG River Road Focused Absolute

Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets

Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small

Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security

Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid

Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging

Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management

LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap

Growth

Essex Investment Management Company,

LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap

Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell

Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group

LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate

Government

AMG Managers Amundi Short Duration

Government

Amundi Pioneer Institutional Asset

Management, Inc.

AMG Managers Doubleline Core Plus

Bond

DoubleLine Capital LP

AMG Managers Global Income

Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	033119 SAR075

SEMI-ANNUAL REPORT

AMG Funds

March 31, 2019

AMG Managers Brandywine Fund

Class I: BRWIX

AMG Managers Brandywine Blue Fund

Class I: BLUEX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	033119 SAR073

AMG Funds

Semi-Annual Report — March 31, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS, ROSES AND THORNS AND SCHEDULES OF PORTFOLIO INVESTMENTS	5

AMG Managers Brandywine Fund	5

AMG Managers Brandywine Blue Fund	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	14
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	15
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	16
Detail of changes in assets for the past two fiscal periods

Financial Highlights	17
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	19
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Managers Brandywine Fund AMG Managers Brandywine Blue Fund

DEAR FELLOW SHAREHOLDER:

Superlatives, with qualifiers, continued to define the stock market in the early months of 2019 as history’s longest bull market resumed with gusto after surrendering to gravity late last year. The worst quarter for stocks since 2011, the fourth quarter of 2018, was followed by their best quarter in nearly a decade in the three months through March.

AMG Managers Brandywine Fund (“Brandywine”) rose 18.52 percent in the March quarter. The Russell 3000® and Russell 3000® Growth Indexes gained 14.04 and 16.18 percent, respectively. AMG Managers Brandywine Blue Fund (“Brandywine Blue”) increased 17.72 percent in the quarter as the S&P 500®, Russell 1000® and Russell 1000® Growth Indexes added 13.65, 14.00 and 16.10 percent, respectively.

The S&P 500® Index posted its strongest quarterly return since the second quarter of 2009, which represented the market’s first move higher after the wrenching downturn stemming from the 2008 financial crisis. While the most recent progression, from precipitous drop to rapid ascension, was similar on its surface, conditions surrounding the abrupt about-face were far from comparable.

The 2008 downturn occurred amid an extreme credit crunch that threatened systemic collapse on a global scale. The response from the U.S. Federal Reserve and other key central banks matched the magnitude of the emergency, sparking a surge in stocks fueled by renewed optimism. Events unfolded with a lot less drama this time around.

Oil was cause for concern in the last quarter of 2018, when a decline in its per-barrel price that exceeded one-third raised concerns about the economy. Those concerns were exacerbated by the commencement of a government shutdown, followed soon after by the president criticizing the Federal Reserve for increasing interest rates.

Remedies to last year’s troubles seemed to emerge as 2019 got under way. Oil prices climbed throughout the March quarter, eventually recovering into the range of oil’s average price for 2018. The government shutdown, which ultimately stretched 35 days, ended on January 25. Then, on March 20, the Federal Reserve announced a revised outlook, going from envisioning two rate hikes in 2019 to none.

The March-quarter mood was overtly positive. Brandywine gained ground in all eight economic sectors represented in its portfolio during the three months through March. The Fund outperformed its primary benchmark, the Russell 3000® Growth Index, in five out of those eight sectors. Brandywine Blue generated positive absolute returns in seven out of eight possible sectors, outperforming the Russell 1000® Growth Index in five of those instances.

Technology holdings, which represented the largest portfolio position in both Funds, contributed the most to absolute returns and the most to performance relative to each Fund’s respective benchmark. Software and service providers were standouts.

Brandywine’s top holding from the sector, Trade Desk, reported 56 percent December-quarter revenue growth. The company, which provides technology that enables advertising campaigns across different media and devices, beat estimates by more than doubling year-over-year earnings. ServiceNow, held by both Funds, showed similar strength, exceeding December-quarter estimates with 120 percent earnings growth. Revenue for the provider of cloud-based workflow management computing solutions rose 31 percent.

Consumer discretionary holdings represented the second largest portfolio position in Brandywine and the third largest in Brandywine Blue. The consumer discretionary sector was the second largest contributor to total gains in both Funds, ranking fourth in terms of its relative performance contribution in Brandywine and third in Brandywine Blue. Notable contributors Chipotle Mexican Grill and Five Below were held by both Funds. Chipotle and Five Below exceeded December-quarter expectations with earnings growth of 28 and 31 percent.

Despite representing limited positions, consumer staples holdings were the second greatest contributors to each Fund’s relative performance advantage versus its benchmark. Held by both Funds, Estee Lauder Co. rose on strong operational performance, particularly in the Asia-Pacific Region. The company grew December-quarter earnings 14 percent to $1.74 per share, exceeding the consensus estimate of $1.55 and overcoming headwinds from foreign exchange and an accounting change estimated to be $0.05 and $0.11 per share, respectively.

While contributing to absolute return, consumer services holdings, particularly media and entertainment companies, weighed on Brandywine’s relative results. Game developer Take-Two Interactive Software (both Funds) reported strong results for its fiscal 2019 third quarter, but declined on its subsequent full-year guidance. The outlook represented a net increase, but portended a slower fourth quarter than anticipated considering the company’s better-than-expected third quarter results.

The financial sector posted a negative absolute return for Brandywine Blue, helping make it the Fund’s biggest relative performance detractor. CME Group (both Funds) was the most significant detractor. The company, which operates security exchanges, reported expectation-beating December-quarter results, benefiting from a spike in volatility surrounding the market downturn late last year. Shares declined as analysts questioned their forecasts amid more subdued trading volume in the early months of 2019.

For more information on holdings that influenced December-quarter results, please see Roses & Thorns on page 6 for Brandywine and page 11 for Brandywine Blue.

Technology, consumer discretionary and health care holdings represent the largest positions in the Brandywine Funds at the start of the June quarter. For more information on portfolio characteristics, please see page 5 for Brandywine and page 10 for Brandywine Blue.

We’re grateful for the opportunity to serve you, and we’re working hard to build on the recent progress in the AMG Managers Brandywine Funds.

Scott Gates

Chief Investment Officer

Friess Associates, LLC

2

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended March 31, 2019	Expense Ratio for the Period	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Expenses Paid During the Period*
AMG Managers Brandywine Fund
Based on Actual Fund Return
Class I	1.10%	$1,000	$951	$5.35
Based on Hypothetical 5% Annual Return
Class I	1.10%	$1,000	$1,019	$5.54
AMG Managers Brandywine Blue Fund
Based on Actual Fund Return
Class I	1.18%	$1,000	$945	$5.72
Based on Hypothetical 5% Annual Return
Class I	1.18%	$1,000	$1,019	$5.94

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

3

Fund Performance (unaudited)

Periods ended March 31, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended March 31, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Brandywine Fund[2,3,4,5,6,7,8]
Class I	(4.93%)	11.50%	10.40%	11.01%
Russell 3000® Growth Index[10]	(2.80%)	12.06%	13.10%	17.44%
Russell 3000® Index[11]	(2.27%)	8.77%	10.36%	16.00%
S&P 500® Index[12]	(1.72%)	9.50%	10.91%	15.92%
AMG Managers Brandywine Blue Fund[2,3,4,5,6,7,9]
Class I	(5.53%)	8.00%	10.78%	11.62%
Russell 1000® Growth Index[13]	(2.34%)	12.75%	13.50%	17.52%
Russell 1000® Index[14]	(1.76%)	9.30%	10.63%	16.05%
S&P 500® Index[12]	(1.72%)	9.50%	10.91%	15.92%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of March 31, 2019. All returns are in U.S. dollars ($).

[2]

The Fund returns for all periods prior to October 1, 2013, reflect performance of the predecessor funds, Brandywine Fund and Brandywine Blue Fund, and were managed by Friess Associates, LLC with the same investment objective and substantially similar investment policies.

[3]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[4]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[7]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[8]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[9]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[10]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[11]

The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment and does not incur expenses.

[12]

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment and does not incur expenses.

[13]

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[14]

The Russell 1000® Index measures the performance of approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 92% of the U.S. market. Unlike the Fund, the Russell 1000® Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Managers Brandywine Fund

Fund Snapshots (unaudited)

March 31, 2019

PORTFOLIO BREAKDOWN

	AMG	Russell
	Managers	3000®
	Brandywine	Growth
Industry (Top Ten)	Fund[1]	Index
Data Processing & Outsourced Services	10.0%	6.4%
Application Software	8.0%	4.6%
Communications Equipment	7.0%	0.3%
Movies & Entertainment	6.1%	2.0%
Systems Software	6.0%	7.1%
Health Care Equipment	5.0%	2.6%
Apparel Retail	4.7%	0.8%
Internet & Direct Marketing Retail	4.2%	6.0%
Pharmaceuticals	3.7%	2.0%
Footwear	3.6%	0.8%
Other Common Stock	40.2%	67.4%
Short-Term Investments	2.8%	0.0%
Other Assets	(1.3)%	0.0%

[1]	As a percentage of net assets.

TOP TEN HOLDINGS

	% of	% Change from
Security Name	Net Assets	Book Cost
Microsoft Corp.	4.4	42.9
Amazon.com, Inc.	4.2	51.5
salesforce.com, Inc.	2.8	109.1
Mastercard, Inc., Class A	2.5	28.7
Alphabet, Inc., Class A	2.5	71.2
Tandem Diabetes Care, Inc.	2.5	43.1
Global Payments, Inc.	2.3	90.3
Visa, Inc., Class A	2.3	116.8
RingCentral, Inc., Class A	2.0	29.7
Booz Allen Hamilton Holding Corp.	2.0	31.5

Top Ten as a Group	27.5

PORTFOLIO MARKET CAPITALIZATION

ESTIMATED EARNINGS GROWTH RATE OF THE FUND’S INVESTMENTS

Forecasted Increase in Earnings Per Share 2019 vs 2018

Source: Consensus estimates from FactSet Research Systems Inc.

This is not a forecast of the Fund’s future performance. Earnings growth for a Fund holding does not guarantee a corresponding increase in the market value of the holding or the Fund.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Managers Brandywine Fund

Roses and Thorns (unaudited)

Quarter Ending March 31, 2019

$ Gain (in millions)	% Gain	Biggest $ Winners Reason for Move
$12.8	68.9%	Trade Desk Inc. (TTD)
		The company, which provides technology that enables advertising campaigns across different media and devices, more than doubled December-quarter earnings, exceeding the consensus estimate by 38 percent. Revenue climbed 56 percent, driven in part by a 69 percent increase in mobile channel sales. The company provided guidance for investors to expect revenue to grow by at least one-third in 2019.
$10.7	65.6%	Tandem Diabetes Care Inc. (TNDM)
		The developer of insulin delivery pumps for diabetics earned $0.06 per share, up from a loss of $1.23 per share in the year-ago period. The profit came as a surprise to analysts, whose consensus forecast predicted a $0.20 per share loss. Domestic and international sales growth took Wall Street similarly off guard, with Tandem’s 89 percent revenue increase exceeding expectations by more than one-third.
$5.0	16.1%	Microsoft Corp. (MSFT)
		The software, device and services company exceeded the consensus estimate with 15 percent December-quarter earnings growth. Revenue grew 12 percent, highlighted by a 48 percent year-over-year increase in commercial cloud services sales. The company also raised guidance for the quarter ahead.
$4.7	32.4%	Global Payments Inc. (GPN)
		The electronic payment technology provider grew December-quarter earnings 24 percent. Revenue increased 12 percent, with double-digit growth in all geographic markets on a constant-currency basis.
$4.6	49.4%	eHealth Inc. (EHTH)
		The online health insurance marketplace operator earned $1.61 per share in the December quarter, up from a $0.93 per share loss in the year-ago period. Revenue, which more than tripled from the same period the year before, exceeded expectations by 18 percent amid strong gains in Medicare-related business.

$ Loss
(in millions)	% Loss	Biggest $ Losers Reason for Move
$2.2	17.8%	Teladoc Health Inc. (TDOC)
		The company, which provides telehealth services by facilitating health care via mobile devices, the Internet, video and phone, grew December-quarter revenue 59 percent, exceeding expectations. Lower-than-expected revenue and earnings guidance raised concerns about the weaker-than-usual flu season and customer acquisition costs, respectively.
$2.1	20.1%	Cloudera Inc. (CLDR)
		The provider of cloud-based data management solutions exceeded expectations with 40 percent January-quarter revenue growth driven by strength in subscriptions. Uncertainty related to unexpected financial items, including deferred revenue writedowns, billing duration changes and one-time costs, compounded an earnings disappointment, weighing on shares.
$1.8	10.5%	CME Group Inc. (CME)
		The company, which operates security exchanges, reported expectation-beating December-quarter results, benefiting from a spike in volatility surrounding the market downturn late last year. Shares declined as a more subdued trading environment in the early months of 2019 suggested declining volume.
$1.6	20.0%	Vocera Communications Inc. (VCRA)
		The company, which facilitates secure mobile communications in health care settings and other mission critical environments, exceeded December-quarter earnings expectations. Shares declined as the company lowered first-quarter guidance after word of the impending release of Smartbadge prompted customers to put off purchases of its predecessor in anticipation of the new product.
$1.2	12.7%	Helen of Troy Ltd. (HELE)
		The manufacturer of personal care and household products under brand names including Revlon and Honeywell reported November-quarter results that exceeded consensus estimates for revenue and operating profit. The company raised the midpoint of its fiscal 2019 earnings forecast, but it reduced the high end of its sales projection amid an unresolved pricing dispute with a key retail customer.

All gains/losses are calculated on an average cost basis from December 31, 2018 through March 31, 2019.

This commentary reflects the viewpoints of Friess Associates, LLC as of March 31, 2019, and is not intended as a forecast or guarantee of future results.

6

AMG Managers Brandywine Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2019

Shares		Cost	Value
Common Stocks - 98.5%
Communication Services
	Cable & Satellite - 1.5%
296,446	Comcast Corp., Class A	$11,366,877	$11,851,911
	Interactive Media & Services - 2.5%
17,429	Alphabet, Inc., Class A*	11,980,700	20,512,016
	Movies & Entertainment - 6.1%
40,538	The Madison Square Garden Co., Class A*	11,989,976	11,882,904
42,587	Netflix, Inc.*	4,776,967	15,184,821
104,123	The Walt Disney Co.	11,968,214	11,560,776
133,145	World Wrestling Entertainment, Inc., Class A1	12,230,996	11,554,323

Total Communication Services		64,313,730	82,546,751
	This sector is 28.4% above your Fund’s cost.
Consumer Discretionary
	Apparel Retail - 4.7%
559,101	American Eagle Outfitters, Inc.	11,709,643	12,395,269
189,866	Foot Locker, Inc.	9,239,613	11,505,880
272,376	The TJX Cos., Inc.	11,933,268	14,493,127
	Apparel, Accessories & Luxury Goods - 1.9%
161,892	Levi Strauss & Co., Class A*,1	3,634,461	3,812,557
134,152	VF Corp.	12,562,226	11,659,150
	Automotive Retail - 1.6%
33,141	O’Reilly Automotive, Inc.*	12,446,344	12,868,650
	Footwear - 3.6%
105,275	Deckers Outdoor Corp.*	7,329,901	15,474,372
167,186	NIKE, Inc., Class B	12,234,368	14,078,733
	General Merchandise Stores - 1.7%
129,945	Dollar Tree, Inc.*	11,337,533	13,649,423
	Hotels, Resorts & Cruise Lines - 1.3%
95,538	Royal Caribbean Cruises, Ltd.	11,242,814	10,950,565
	Internet & Direct Marketing Retail - 4.2%
19,085	Amazon.com, Inc.*	22,436,715	33,985,614

Total Consumer Discretionary		126,106,886	154,873,340
	This sector is 22.8% above your Fund’s cost.
Consumer Staples
	Household Products - 1.6%
185,612	Church & Dwight Co., Inc.	11,619,367	13,221,143
	Hypermarkets & Super Centers - 1.6%
55,592	Costco Wholesale Corp.	12,140,755	13,461,047
	Personal Products - 3.1%
963,663	Coty, Inc., Class A1	11,024,748	11,082,125

Shares		Cost	Value
83,950	The Estee Lauder Cos., Inc., Class A	$11,216,551	$13,897,922

Total Consumer Staples		46,001,421	51,662,237
	This sector is 12.3% above your Fund’s cost.
Financials
	Financial Exchanges & Data - 1.3%
65,969	CME Group, Inc.	6,197,944	10,857,178
	Insurance Brokers - 1.5%
196,408	eHealth, Inc.*,1	6,995,925	12,244,075

Total Financials		13,193,869	23,101,253
	This sector is 75.1% above your Fund’s cost.
Health Care
	Biotechnology - 0.9%
140,586	Emergent BioSolutions, Inc.*	9,584,316	7,102,404
	Health Care Equipment - 5.0%
205,465	Abbott Laboratories	12,225,582	16,424,872
230,236	AxoGen, Inc.*,1	4,849,411	4,848,770
316,424	Tandem Diabetes Care, Inc.*,1	14,038,019	20,092,924
	Health Care Technology - 1.4%
36,519	Tabula Rasa HealthCare, Inc.*,1	2,761,680	2,060,402
158,979	Teladoc Health, Inc.*,1	10,648,862	8,839,232
18,296	Vocera Communications, Inc.*,1	738,699	578,703
	Life Sciences Tools & Services - 3.5%
89,433	Charles River Laboratories International, Inc.*	12,888,796	12,990,143
57,255	Thermo Fisher Scientific, Inc.	8,809,594	15,671,839
	Managed Health Care - 1.6%
51,781	UnitedHealth Group, Inc.	12,873,599	12,803,370
	Pharmaceuticals - 3.7%
313,700	AstraZeneca PLC (United Kingdom)	12,237,377	12,682,891
367,343	Elanco Animal Health, Inc.*	11,717,752	11,780,690
229,332	Horizon Pharma PLC*	5,800,710	6,061,245

Total Health Care		119,174,397	131,937,485
	This sector is 10.7% above your Fund’s cost.
Industrials
	Aerospace & Defense - 0.8%
120,065	Cubic Corp.[1]	7,172,573	6,752,456
	Airlines - 1.5%
236,000	Delta Air Lines, Inc.	11,208,159	12,189,400
	Construction & Engineering - 0.6%
90,470	Comfort Systems USA, Inc.	4,305,659	4,739,723
	Diversified Support Services - 0.9%
224,360	Mobile Mini, Inc.[1]	8,208,211	7,614,778

The accompanying notes are an integral part of these financial statements. 7

AMG Managers Brandywine Fund

Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Industrials (continued)
	Industrial Machinery - 0.9%
357,310	Harsco Corp.*	$8,003,911	$7,203,370
	Trucking - 0.3%
30,557	LYFT, Inc., Class A*	2,436,138	2,392,307

Total Industrials		41,334,651	40,892,034
	This sector is 1.1% below your Fund’s cost.
Information Technology
	Application Software - 8.0%
45,070	Adobe, Inc.*	11,261,231	12,010,704
63,522	Ceridian HCM Holding, Inc.*	1,813,269	3,258,679
155,485	RingCentral, Inc., Class A*	12,918,163	16,761,283
142,880	salesforce.com, Inc.*	10,821,894	22,627,905
52,546	The Trade Desk, Inc., Class A*,1	2,732,392	10,401,481
	Communications Equipment - 7.0%
429,169	Ciena Corp.*	12,014,638	16,025,171
225,088	Cisco Systems, Inc.	10,061,383	12,152,501
225,129	Lumentum Holdings, Inc.*,1	11,341,436	12,728,794
65,913	Palo Alto Networks, Inc.*	11,967,070	16,008,949
	Data Processing & Outsourced Services - 10.0%
176,960	Black Knight, Inc.*	4,502,085	9,644,320
139,960	Global Payments, Inc.	10,039,962	19,107,339
88,532	Mastercard, Inc., Class A	16,194,432	20,844,860
131,844	PayPal Holdings, Inc.*	10,876,168	13,690,681
119,890	Visa, Inc., Class A1	8,635,439	18,725,619
	Electronic Components - 0.9%
203,960	II-VI, Inc.*,1	7,897,250	7,595,470
	Electronic Equipment & Instruments - 1.5%
143,783	Keysight Technologies, Inc.*	8,797,926	12,537,878
	IT Consulting & Other Services - 2.0%
284,161	Booz Allen Hamilton Holding Corp.	12,560,155	16,521,120
	Semiconductors - 1.0%
93,450	Microchip Technology, Inc.	8,212,545	7,752,612
	Systems Software - 6.0%
306,950	Microsoft Corp.	25,328,855	36,201,683
52,206	ServiceNow, Inc.*,1	4,163,474	12,868,257
	Technology Hardware, Storage & Peripherals - 1.7%
640,677	Pure Storage, Inc., Class A*	12,671,439	13,960,352

Total Information Technology		214,811,206	311,425,658
	This sector is 45.0% above your Fund’s cost.

Shares		Cost	Value
Materials
	Construction Materials - 1.1%
78,089	Vulcan Materials Co.	$8,845,438	$9,245,738
	This sector is 4.5% above your Fund’s cost.
Total Common Stocks		633,781,598	805,684,496

Principal Amount
Short-Term Investments - 2.8%
Commercial Paper - 1.5%
$12,300,000	Kroger Co., 2.57%, 04/01/19[2]	12,300,000	12,300,000
Joint Repurchase Agreements - 1.3%[3]
2,469,706	Citigroup Global Markets, Inc., dated 03/29/19, due 04/01/19, 2.650% total to be received $2,470,251 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.500%, 04/02/19 - 10/20/68, totaling $2,519,100)	2,469,706	2,469,706
2,469,706	Daiwa Capital Markets America, dated 03/29/19, due 04/01/19, 2.650% total to be received $2,470,251 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 04/11/19 - 03/20/49, totaling $2,519,100)	2,469,706	2,469,706
2,469,706	Jefferies LLC, dated 03/29/19, due 04/01/19, 2.670% total to be received $2,470,256 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.625%, 04/03/19 - 07/15/36, totaling $2,519,119)	2,469,706	2,469,706
519,244	Mizuho Securities USA, LLC, dated 03/29/19, due 04/01/19, 2.570% total to be received $519,355 (collateralized by various U.S. Treasuries, 0.875% - 2.875%, 12/31/20 - 05/15/43, totaling $529,629)	519,244	519,244
2,469,706	MUFG Securities America, Inc., dated 03/29/19, due 04/01/19, 2.630% total to be received $2,470,247 (collateralized by various U.S. Government Agency Obligations, 3.000% - 5.000%, 01/01/29 - 01/01/49, totaling $2,519,100)	2,469,706	2,469,706

	Total Joint Repurchase Agreements	10,398,068	10,398,068

Shares
Other Investment Companies - 0.0%#
76,329	Dreyfus Government Cash Management Fund, Institutional Shares, 2.34%[4]	76,329	76,329
76,328	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[4]	76,328	76,328

The accompanying notes are an integral part of these financial statements. 8

AMG Managers Brandywine Fund

Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Other Investment Companies (continued)
78,642	JPMorgan U.S. Government Money Market Fund, IM Shares, 2.39%[4]	$78,642	$78,642
	Total Other Investment Companies	231,299	231,299

Total Short-Term Investments		22,929,367	22,929,367

	Cost	Value
Total Investments - 101.3%	$656,710,965	$828,613,863
Other Assets, less Liabilities - (1.3%)		(10,811,133)
Total Net Assets - 100.0%		$817,802,730

*	Non-income producing security.
#	Less than 0.05%.
[1]

Some or all of these securities, amounting to $89,119,363 or 10.9% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Represents yield to maturity at March 31, 2019.
[3]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$805,684,496	—	—	$805,684,496
Short-Term Investments
Commercial Paper	—	$12,300,000	—	12,300,000
Joint Repurchase Agreements	—	10,398,068	—	10,398,068
Other Investment Companies	231,299	—	—	231,299

Total Investments in Securities	$805,915,795	$22,698,068	—	$828,613,863

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended March 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 9

AMG Managers Brandywine Blue Fund

Fund Snapshots (unaudited)

March 31, 2019

PORTFOLIO BREAKDOWN

Industry (Top Ten)	AMG Managers Brandywine Blue Fund[1]	Russell 1000® Growth Index
Data Processing & Outsourced Services	13.0%	6.8%
Systems Software	9.3%	7.5%
Application Software	5.7%	4.3%
Pharmaceuticals	5.1%	2.0%
Communications Equipment	4.7%	0.2%
Movies & Entertainment	4.6%	2.1%
Life Sciences Tools & Services	4.4%	0.8%
Internet & Direct Marketing Retail	4.2%	6.4%
Personal Products	4.0%	0.3%
Interactive Media & Services	3.1%	8.7%
Other Common Stock	40.3%	60.9%
Short-Term Investments	1.0%	0.0%
Other Assets	0.6%	0.0%

[1]	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets	% Change from Book Cost
Microsoft Corp.	6.6	79.7
Amazon.com, Inc.	4.2	35.8
salesforce.com, Inc.	3.6	104.0
Alphabet, Inc., Class A	3.1	71.0
Visa, Inc., Class A	3.0	117.1
Global Payments, Inc.	2.9	90.0
Thermo Fisher Scientific, Inc.	2.8	77.1
Abbott Laboratories	2.8	30.2
Exact Sciences Corp.	2.8	20.1
Mastercard, Inc., Class A	2.7	35.1

Top Ten as a Group	34.5

PORTFOLIO MARKET CAPITALIZATION

ESTIMATED EARNINGS GROWTH RATE OF THE FUND’S INVESTMENTS

Forecasted Increase in Earnings Per Share 2019 vs 2018

Source: Consensus estimates from FactSet Research Systems Inc.

This is not a forecast of the Fund’s future performance. Earnings growth for a Fund holding does not guarantee a corresponding increase in the market value of the holding or the Fund.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG Managers Brandywine Blue Fund

Roses and Thorns (unaudited)

Quarter Ending March 31, 2019

$ Gain (in millions)	% Gain	Biggest $ Winners	Reason for Move

$1.7	16.1%	Microsoft Corp. (MSFT)
		The software, device and services company exceeded the consensus estimate with 15 percent December-quarter earnings growth. Revenue grew 12 percent, highlighted by a 48 percent year-over-year increase in commercial cloud services sales. The company also raised guidance for the quarter ahead.
$1.4	37.3%	Exact Sciences Corp. (EXAS)
		The diagnostics company, which focuses on the early detection of colorectal cancer, reported a 64 percent increase in year-over-year revenue for the December quarter as volume for its Cologuard tests climbed 66 percent. Increased 2019 guidance and a strong start to the company’s partnership with Pfizer contributed to investor confidence.
$1.3	38.4%	ServiceNow Inc. (NOW)
		The provider of cloud-based workflow management computing solutions grew December-quarter earnings 120 percent, exceeding the consensus estimate by 21 percent. Revenue rose 31 percent as subscriptions increased by one-third. The results represented a record for the company’s fourth quarter and fiscal year.
$1.3	39.0%	Chipotle Mexican Grill Inc. (CMG)
		The company, which operates quick-casual Mexican food restaurants throughout the U.S., grew December-quarter earnings 28 percent, exceeding the consensus estimate by 23 percent. Sales from online orders surged 66 percent. Enthusiasm surrounding initiatives spearheaded by new leadership, including menu innovation, loyalty rewards and delivery promotions, also contributed to share-price performance.
$1.3	37.7%	Keysight Technologies Inc. (KEYS)
		The maker of electronics design and testing solutions grew January-quarter earnings 82 percent, exceeding the consensus estimate by 16 percent. Revenue grew 20 percent as the company continued to leverage its strategic position as a provider of research and development tools used in next generation wireless communication networks.

$ Loss
(in millions)	% Loss	Biggest $ Losers	Reason for Move

$0.5	10.4%	CME Group Inc. (CME)
		The company, which operates security exchanges, reported expectation-beating December-quarter results, benefiting from a spike in volatility surrounding the market downturn late last year. Shares declined as a more subdued trading environment in the early months of 2019 suggested declining volume.
$0.3	8.9%	Take-Two Interactive Software Inc. (TTWO)
		The game developer exceeded December-quarter expectations with 154 percent earnings growth, but its shares declined on the company’s subsequent full-year guidance. The outlook represented a net increase, but foreshadowed a slower fourth quarter than anticipated considering the company’s better-than-expected third quarter results.
$0.2	28.8%	Covetrus Inc. (CVET)
		The provider of technology and services to veterinarians commenced operations as a standalone business after Henry Schein spun out its animal health business to combine it with Vets First Choice. Shares of the company, which is expected to generate more than $4 billion in annual revenue, began trading at a premium to animal health peers and lost ground from there.
$0.1	3.7%	Booking Holdings Inc. (BKNG)
		The online travel company reported December-quarter earnings that grew 33 percent, exceeding the consensus estimate by 16 percent. Booking Holdings and other travel stocks came under pressure amid concerns that a slower economic backdrop could adversely impact discretionary travel spending.
$0.1	3.4%	The Walt Disney Co. (DIS)
		The family entertainment and media company earned $1.84 per share in the December quarter, exceeding the consensus estimate by 19 percent. Shares declined as investors digested costs related to the company’s aggressive direct-to-consumer strategy and the acquisition of 21st Century Fox, which became final March 20.

All gains/losses are calculated on an average cost basis from December 31, 2018 through March 31, 2019.

This commentary reflects the viewpoints of Friess Associates, LLC as of March 31, 2019, and is not intended as a forecast or guarantee of future results.

11

AMG Managers Brandywine Blue Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2019

Shares		Cost	Value
Common Stocks - 98.4%
Communication Services
	Cable & Satellite - 1.9%
86,600	Comcast Corp., Class A	$3,338,611	$3,462,268
	Interactive Media & Services - 3.1%
4,807	Alphabet, Inc., Class A*	3,308,126	5,657,310
	Movies & Entertainment - 4.6%
13,585	Netflix, Inc.*	2,334,489	4,843,868
30,312	The Walt Disney Co.	3,485,011	3,365,541

Total Communication Services		12,466,237	17,328,987
	This sector is 39.0% above your Fund’s cost.
Consumer Discretionary
	Apparel Retail - 2.4%
81,920	The TJX Cos., Inc.	3,562,568	4,358,963
	Apparel, Accessories & Luxury Goods - 2.4%
49,039	VF Corp.	3,990,768	4,261,979
	Automotive Retail - 2.1%
9,625	O’Reilly Automotive, Inc.*	3,546,682	3,737,387
	Footwear - 2.2%
46,723	NIKE, Inc., Class B	3,419,452	3,934,544
	General Merchandise Stores - 2.5%
43,163	Dollar Tree, Inc.*	3,768,794	4,533,842
	Hotels, Resorts & Cruise Lines - 1.9%
29,300	Royal Caribbean Cruises, Ltd.	3,450,433	3,358,366
	Internet & Direct Marketing Retail - 4.2%
4,233	Amazon.com, Inc.*	5,551,345	7,537,915

Total Consumer Discretionary		27,290,042	31,722,996
	This sector is 16.2% above your Fund’s cost.
Consumer Staples
	Household Products - 2.1%
53,277	Church & Dwight Co., Inc.	3,332,323	3,794,921
	Hypermarkets & Super Centers - 2.2%
16,100	Costco Wholesale Corp.	3,516,760	3,898,454
	Personal Products - 4.0%
271,690	Coty, Inc., Class A	3,109,110	3,124,435
24,500	The Estee Lauder Cos., Inc., Class A	3,210,218	4,055,975

Total Consumer Staples		13,168,411	14,873,785
	This sector is 13.0% above your Fund’s cost.
Financials
	Financial Exchanges & Data - 1.7%
18,775	CME Group, Inc.	1,763,774	3,089,990
	This sector is 75.2% above your Fund’s cost.

Shares		Cost	Value
Health Care
	Biotechnology - 2.8%
57,479	Exact Sciences Corp.*,1	$4,146,075	$4,978,831
	Health Care Equipment - 2.8%
62,300	Abbott Laboratories	3,825,105	4,980,262
	Life Sciences Tools & Services - 4.4%
19,267	Charles River Laboratories International, Inc.*	2,776,854	2,798,532
18,700	Thermo Fisher Scientific, Inc.	2,890,097	5,118,564
	Managed Health Care - 1.9%
14,099	UnitedHealth Group, Inc.	3,488,171	3,486,119
	Pharmaceuticals - 5.1%
89,300	AstraZeneca PLC (United Kingdom)[1]	3,502,532	3,610,399
117,204	Elanco Animal Health, Inc.*	3,760,198	3,758,732
14,500	Eli Lilly & Co.	1,665,908	1,881,520

Total Health Care		26,054,940	30,612,959
	This sector is 17.5% above your Fund’s cost.
Industrials
	Airlines - 2.0%
68,390	Delta Air Lines, Inc.	3,247,992	3,532,343
	Trucking - 0.3%
7,782	LYFT, Inc., Class A*	621,498	609,253

Total Industrials		3,869,490	4,141,596
	This sector is 7.0% above your Fund’s cost.
Information Technology
	Application Software - 5.7%
14,121	Adobe, Inc.*	3,541,076	3,763,106
41,060	salesforce.com, Inc.*	3,187,380	6,502,672
	Communications Equipment - 4.7%
72,933	Cisco Systems, Inc.	3,330,534	3,937,653
18,795	Palo Alto Networks, Inc.*	3,435,904	4,564,929
	Data Processing & Outsourced Services - 13.0%
70,000	Black Knight, Inc.*	3,445,952	3,815,000
37,520	Global Payments, Inc.	2,696,027	5,122,230
20,700	Mastercard, Inc., Class A	3,608,354	4,873,815
40,325	PayPal Holdings, Inc.*	3,351,513	4,187,348
34,550	Visa, Inc., Class A1	2,485,668	5,396,365
	Electronic Equipment & Instruments - 2.0%
41,640	Keysight Technologies, Inc.*	2,559,756	3,631,008
	IT Consulting & Other Services - 2.7%
82,379	Booz Allen Hamilton Holding Corp.	3,654,782	4,789,515
	Semiconductors - 2.3%
49,667	Microchip Technology, Inc.	4,122,423	4,120,374

The accompanying notes are an integral part of these financial statements. 12

AMG Managers Brandywine Blue Fund

Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Systems Software - 9.3%
100,800	Microsoft Corp.	$6,616,654	$11,888,352
19,309	ServiceNow, Inc.*	1,997,743	4,759,475

Total Information Technology		48,033,766	71,351,842
	This sector is 48.5% above your Fund’s cost.
Materials
	Construction Materials - 2.1%
31,664	Vulcan Materials Co.	3,583,234	3,749,018
	This sector is 4.6% above your Fund’s cost.
Total Common Stocks		136,229,894	176,871,173

Principal Amount
Short-Term Investments - 1.0%
Commercial Paper - 0.8%
$1,500,000	Kroger Co., 2.57%, 04/01/192	1,500,000	1,500,000

Shares		Cost	Value
Other Investment Companies - 0.2%
89,084	Dreyfus Government Cash Management Fund, Institutional Shares, 2.34%[3]	$89,084	$89,084
89,083	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	89,083	89,083
91,783	JPMorgan U.S. Government Money Market Fund, IM Shares, 2.39%[3]	91,783	91,783
	Total Other Investment Companies	269,950	269,950

Total Short-Term Investments		1,769,950	1,769,950
Total Investments - 99.4%		137,999,844	178,641,123
Other Assets, less Liabilities - 0.6%			1,030,979
Total Net Assets - 100.0%			$179,672,102

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $10,275,107 or 5.7% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Represents yield to maturity at March 31, 2019.
[3]	Yield shown represents the March 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$176,871,173	—	—	$176,871,173
Short-Term Investments
Commercial Paper	—	$1,500,000	—	1,500,000
Other Investment Companies	269,950	—	—	269,950

Total Investments in Securities	$177,141,123	$1,500,000	—	$178,641,123

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended March 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 13

Statement of Assets and Liabilities (unaudited)

March 31, 2019

		AMG
	AMG	Managers
	Managers	Brandywine
	Brandywine Fund	Blue Fund
Assets:
Investments at Value[1] (including securities on loan valued at $89,119,363, and $10,275,107, respectively)	$828,613,863	$178,641,123
Receivable for investments sold	7,406,654	1,873,197
Dividend, interest and other receivables	170,152	62,357
Receivable for Fund shares sold	138	106,179
Prepaid expenses and other assets	24,569	13,867
Total assets	836,215,376	180,696,723
Liabilities:
Payable upon return of securities loaned	10,398,068	—
Payable for investments purchased	6,817,761	621,498
Payable for Fund shares repurchased	341,347	166,762
Accrued expenses:
Investment advisory and management fees	607,815	132,475
Administrative fees	103,605	22,581
Shareholder service fees	13,814	7,527
Professional fees	34,954	22,742
Other	95,282	51,036
Total liabilities	18,412,646	1,024,621
Net Assets	$817,802,730	$179,672,102
[1] Investments at cost	$656,710,965	$137,999,844
Net Assets Represent:
Paid-in capital	$625,721,859	$154,865,510
Distributable earnings (loss)	192,080,871	24,806,592
Net Assets	$817,802,730	$179,672,102
Class I:
Net Assets	$817,802,730	$179,672,102
Shares outstanding	15,358,152	3,813,624
Net asset value, offering and redemption price per share	$53.25	$47.11

The accompanying notes are an integral part of these financial statements. 14

Statement of Operations (unaudited)

For the six months ended March 31, 2019

	AMG Managers Brandywine Fund	AMG Managers Brandywine Blue Fund
Investment Income:
Dividend income	$2,454,306	$665,434
Interest income	274,150	94,140
Securities lending income	144,556	43,934
Total investment income	2,873,012	803,508
Expenses:
Investment advisory and management fees	3,383,651	739,495
Administrative fees	576,759	126,050
Shareholder servicing fees - Class I	76,901	42,017
Transfer agent fees	47,726	6,930
Reports to shareholders	36,845	18,291
Professional fees	36,356	19,913
Trustee fees and expenses	32,951	7,259
Custodian fees	32,454	12,835
Registration fees	12,547	12,664
Miscellaneous	9,699	2,307
Net expenses	4,245,889	987,761
Net investment loss	(1,372,877)	(184,253)
Net Realized and Unrealized Loss:
Net realized gain on investments	24,538,633	3,835,837
Net change in unrealized appreciation/depreciation on investments	(69,816,263)	(15,514,096)
Net realized and unrealized loss	(45,277,630)	(11,678,259)
Net decrease in net assets resulting from operations	$(46,650,507)	$(11,862,512)

The accompanying notes are an integral part of these financial statements. 15

Statements of Changes in Net Assets

For the six months ended March 31, 2019 (unaudited) and the fiscal year ended September 30, 2018

	AMG		AMG
	Managers		Managers
	Brandywine Fund		Brandywine Blue Fund
	March 31, 2019	September 30, 2018	March 31, 2019	September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment loss	$(1,372,877)	$(3,495,172)	$(184,253)	$(853,418)
Net realized gain on investments	24,538,633	98,938,137	3,835,837	19,700,383
Net change in unrealized appreciation/depreciation on investments	(69,816,263)	94,574,014	(15,514,096)	20,560,676
Net increase (decrease) in net assets resulting from operations	(46,650,507)	190,016,979	(11,862,512)	39,407,641
Distributions to Shareholders:
Class I	—	—	(18,414,047)	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(28,848,120)	(68,189,568)	12,948,960	(14,861,716)
Total increase (decrease) in net assets	(75,498,627)	121,827,411	(17,327,599)	24,545,925
Net Assets:
Beginning of period	893,301,357	771,473,946	196,999,701	172,453,776
End of period[2]	$817,802,730	$893,301,357	$179,672,102	$196,999,701

[1]	See Note 1(g) of the Notes to Financial Statements.
[2]	Net assets - End of year includes accumulated net investment loss of $(2,965,324) and $(708,354) for Brandywine Fund and Brandywine Blue Fund, respectively, in 2018.

The accompanying notes are an integral part of these financial statements. 16

AMG Managers Brandywine Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended September 30,
	March 31, 2019
Class I	(unaudited)	2018	2017[1]	2016	2015	2014[2]
Net Asset Value, Beginning of Period	$56.01	$44.48	$37.42	$34.54	$33.25	$28.75
Income (loss) from Investment Operations:
Net investment income (loss)[3]	(0.09)	(0.21)[4]	(0.17)[4,5]	(0.08)[4,6]	0.04 [4,7]	(0.12)[4]
Net realized and unrealized gain (loss) on investments	(2.67)	11.74	7.23	2.96	1.25	4.62
Total income (loss) from investment operations	(2.76)	11.53	7.06	2.88	1.29	4.50
Net Asset Value, End of Period	$53.25	$56.01	$44.48	$37.42	$34.54	$33.25
Total Return[8]	(4.93)%[9]	25.92%[4]	18.87%[4]	8.34%[4]	3.88%[4]	15.65%[4]
Ratio of net expenses to average net assets	1.10%[10]	1.10%	1.11%	1.11%	1.10%	1.10%
Ratio of gross expenses to average net assets	1.10%[10]	1.10%[11]	1.12%[11]	1.11%[11]	1.10%[11]	1.10%[11]
Ratio of net investment income (loss) to average net assets	(0.36)%[10]	(0.43)%[4]	(0.43)%[4]	(0.24)%[4]	0.10%[4]	(0.37)%[4]
Portfolio turnover	83%[9]	138%	187%	185%	190%	219%
Net assets end of period (000’s) omitted	$817,803	$893,301	$771,474	$720,766	$759,185	$799,045

[1]	Effective February 27, 2017, the Fund’s Class S shares were renamed to Class I shares.
[2]	At the start of business October 1, 2013, the Fund was reorganized into a fund of AMG Funds I.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.22).
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.10).
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.07).
[8]	The total return is calculated using the published Net Asset Value as of period end.
[9]	Not annualized.
[10]	Annualized.
[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

17

AMG Managers Brandywine Blue Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended September 30,
	March 31, 2019
Class I	(unaudited)	2018	2017[1]	2016	2015	2014[2]
Net Asset Value, Beginning of Period	$56.64	$45.69	$36.87	$33.95	$33.51	$30.01
Income (loss) from Investment Operations:
Net investment income (loss)[3]	(0.05)	(0.24)	(0.12)[4]	(0.02)[5]	0.10 [6]	(0.03)
Net realized and unrealized gain (loss) on investments	(4.12)	11.19	8.94	3.02	0.34	3.53
Total income (loss) from investment operations	(4.17)	10.95	8.82	3.00	0.44	3.50
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.08)	—	—
Net realized gain on investments	(5.36)	—	—	—	—	—
Total distributions to shareholders	(5.36)	—	—	(0.08)	—	—
Net Asset Value, End of Period	$47.11	$56.64	$45.69	$36.87	$33.95	$33.51
Total Return[7]	(5.53)%[8]	23.97%	23.92%	8.86%	1.31%	11.66%
Ratio of expenses to average net assets	1.18%[9]	1.16%	1.20%	1.20%	1.20%	1.19%
Ratio of net investment income (loss) to average net assets	(0.22)%[9]	(0.47)%	(0.29)%	(0.05)%	0.29%	(0.11)%
Portfolio turnover	76%[8]	122%	167%	139%	156%	182%
Net assets end of period (000’s) omitted	$179,672	$197,000	$172,454	$156,953	$169,180	$215,941

[1]	Effective February 27, 2017, the Fund’s Class S shares were renamed to Class I shares.
[2]	At the start of business October 1, 2013, the Fund was reorganized into a fund of AMG Funds I.
[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.18).
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04).
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08).
[7]	The total return is calculated using the published Net Asset Value as of period end.
[8]	Not annualized.
[9]	Annualized.

18

Notes to Financial Statements (unaudited)

March 31, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Managers Brandywine Fund (“Brandywine”) and AMG Managers Brandywine Blue Fund (“Brandywine Blue”), each a “Fund” and collectively, the “Funds.”

A significant portion of the Brandywine Blue’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”), are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

19

Notes to Financial Statements (continued)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to expired capital loss carryovers and a net operating loss write off. Temporary differences are primarily due to qualified late year ordinary losses and wash sales.

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Brandywine	$656,710,965	$182,132,723	$(10,229,825)	$171,902,898
Brandywine Blue	138,004,238	40,870,627	(229,348)	40,641,279

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of March 31, 2019, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2018, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended September 30, 2019, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

20

Notes to Financial Statements (continued)

For the six months ended March 31, 2019 (unaudited) and the fiscal year ended September 30, 2018, the capital stock transactions by class for the Funds were as follows:

		Brandywine				Brandywine Blue
	March 31, 2019		September 30, 2018		March 31, 2019		September 30, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class I:
Proceeds from sale of shares	50,165	$2,503,611	70,754	$3,508,461	190,054	$8,740,737	68,721	$3,551,878
Reinvestment of distributions	—	—	—	—	447,028	17,639,726	—	—
Cost of shares repurchased	(640,582)	(31,351,731)	(1,466,670)	(71,698,029)	(301,458)	(13,431,503)	(365,341)	(18,413,594)

Net increase (decrease)	(590,417)	$(28,848,120)	(1,395,916)	$(68,189,568)	335,624	$12,948,960	(296,620)	$(14,861,716)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2019, the market value of Repurchase Agreements outstanding for Brandywine was $10,398,068.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Friess Associates, LLC (“Friess”) and Friess Associates of Delaware, LLC (“Friess of Delaware”) who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended March 31, 2019, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Brandywine	0.88%
Brandywine Blue	0.88%

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class I shares average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended March 31, 2019, was as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred
Brandywine
Class I	0.15%	0.02%
Brandywine Blue
Class I	0.15%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular,

21

Notes to Financial Statements (continued)

special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended March 31, 2019, Brandywine borrowed a maximum of $2,731,108, for one day paying interest of $233. The interest expense amount is included in the Statement of Operations as miscellaneous expense. Brandywine Blue neither borrowed nor lent to other funds in the AMG Funds family. At March 31, 2019, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Brandywine	$635,569,245	$661,476,936
Brandywine Blue	125,777,517	127,233,646

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2019.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at March 31, 2019, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
Brandywine	$89,119,363	$10,398,068	$79,036,989	$89,435,057
Brandywine Blue	10,275,107	—	10,324,103	10,324,103

The following table summarizes the securities received as collateral for securities lending:

	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
Brandywine	U.S. Treasury Obligations	0.000%-8.750%	04/04/19-11/15/48
Brandywine Blue	U.S. Treasury Obligations	0.000%-8.750%	04/25/19-05/15/48

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

22

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of March 31, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities
			Net Asset Balance
		Offset Amount		Collateral Received	Net Amount
Fund
Brandywine
Citigroup Global Markets, Inc.	$2,469,706	—	$2,469,706	$2,469,706	—
Daiwa Capital Markets America	2,469,706	—	2,469,706	2,469,706	—
Jefferies LLC	2,469,706	—	2,469,706	2,469,706	—
Mizuho Securities USA, LLC	519,244	—	519,244	519,244	—
MUFG Securities America, Inc.	2,469,706	—	2,469,706	2,469,706	—

Total	$10,398,068	—	$10,398,068	$10,398,068	—

7. REGULATORY UPDATES

In August 2018, the FASB issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which is effective for periods starting after December 15, 2019. The primary focus of the update is to improve the effectiveness of ASC 820’s disclosure in the notes to financial statements. The Funds have early adopted these changes and there was no significant impact on the financial statements and accompanying notes.

Effective November 15, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statement of Assets and Liabilities and collapsing the distributions paid to shareholders on the Statements of Changes in Net Assets. The Funds have adopted these amendments and there was no significant impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

23

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

Friess Associates, LLC

P.O. Box 576

Jackson, Wyoming 83001

Friess Associates of Delaware, LLC

P.O. Box 4166

Greenville, DE 19807

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. The Funds’ Forms N-PORT-EX are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	25

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets

Equity

AMG GW&K Trilogy Emerging Wealth

Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap

Value

AMG River Road Dividend All Cap

Value II

AMG River Road Focused Absolute

Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets

Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small

Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security

Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors

Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging

Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management

LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap

Growth

Essex Investment Management Company,

LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group

LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate

Government

AMG Managers Amundi Short Duration

Government

Amundi Pioneer Institutional Asset

Management, Inc.

AMG Managers Doubleline Core Plus

Bond

DoubleLine Capital LP

AMG Managers Global Income

Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	033119 SAR073

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: May 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: May 6, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: May 6, 2019